Related Parties - Additional Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2016 USD ($)
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX board of directors	$ 732	$ 38	$ 887	$ 47	$ 802	$ 43
Performance Bonuses [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX board of directors	559	29	661	35	595	32
Executive Share-Based Compensation Programs [Member]
Disclosure of Transactions Between Related Parties [Line Items]
Amount of compensation of CEMEX board of directors	$ 173	$ 9	$ 227	$ 12	$ 207	$ 11